Shareholder Report, Holdings (Details) - INSTITUTIONAL CLASS	Jul. 31, 2026
Holdings [Line Items]
Percent of Net Asset Value	30.28%
Ligand Pharamaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%
Shark Ninja [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%
U L Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
Oceaneering International [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%
Chime Financial Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
Health Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
P D F Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%
Triumph Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
Casella Waste Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Excelrate Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	11.85%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	1.17%
Enegry [Member]
Holdings [Line Items]
Percent of Total Investments	8.58%
Financials [Member]
Holdings [Line Items]
Percent of Total Investments	8.39%
Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%
Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	27.92%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.53%
Technology [Member]
Holdings [Line Items]
Percent of Total Investments	9.43%
Telecommunications [Member]
Holdings [Line Items]
Percent of Total Investments	0.36%
Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	7.47%
Percent of Net Asset Value	34.83%
P D F Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%
Ligand Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Karat Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.01%
Pennant Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%
Business First Bancshares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Phibro Animal Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%
I Radimed Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
Metroplitan Bank Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
U F P Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%
Triumph Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	8.05%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	3.89%
Enegry [Member]
Holdings [Line Items]
Percent of Total Investments	8.17%
Financials [Member]
Holdings [Line Items]
Percent of Total Investments	10.58%
Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	29.72%
Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	20.29%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.16%
Technology [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	3.54%